FINANCIAL LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities

	As of
US$ MILLIONS	Dec. 31, 2023	Dec. 31, 2022
Current:
Interest rate swaps	$60	$72
Total current financial liabilities	$60	$72

Non-current:
Interest rate swaps	$15	$—
Total non-current financial liabilities	$15	$—
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable and class B shares (US$ Millions)
Balance at January 1, 2022	110,157,540	2	$4,466
Share issuance - BIPC Exchangeable LP Unit exchanges	427,643	—	19
Shares exchanged to units	(17,512)	—	(1)
Remeasurement of liability	—	—	(1,058)
Balance at December 31, 2022	110,567,671	2	$3,426
Share issuance(1)	21,094,441	—	751
Share issuance - BIPC Exchangeable LP Unit exchanges	220,956	—	10
Shares exchanged to units	(11,002)	—	—
Remeasurement of liability	—	—	(34)
Balance at December 31, 2023	131,872,066	2	$4,153

(1)     Refer to Note 4, Acquisition of Businesses, for further details